Accounts Receivable, Net of Allowances (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowances

Accounts receivable, net of allowances consist of the following:

	As of December 31, 2017	As of December 31, 2016
Accounts receivable	197,389	123,267
Others	4,048	1,344
Allowance for doubtful accounts	(3,164)	(3,513)

	$198,273	$121,098